Accounts Payable And Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable And Accrued Liabilities [Abstract]
Trade Payables	$ 417	$ 579
Capital Accruals	415	532
Royalty and Production Accruals	497	580
Other Accruals	497	499
Interest Payable	117	124
Outstanding Disbursements	27	68
Asset Retirement Obligation	33	46
Accounts Payable and Accrued Liabilities	$ 2,003	$ 2,428